Fair Value Measurements (Details) - Schedule of Asset Measured at Fair Value - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset:
Investments held in Trust Account	$ 51,511,443	$ 165,653,149	$ 254,251,750
Quoted Prices In Active Markets (Level 1) [Member]
Asset:
Investments held in Trust Account		165,653,149	254,251,750
Significant Other Observable Inputs (Level 2) [Member]
Asset:
Investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Asset:
Investments held in Trust Account